6. SALE OF ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
SALE OF ASSETS

During the three months ended September 30, 2016, the Company sold equipment that was previously written off for proceeds totaling $315 and recorded gains of $315, which is included within operating expenses in the accompanying consolidated statements of operations.

In fiscal year 2017, the Company sold equipment that was previously written off for proceeds totaling $1,515 and recorded a gain of $1,515. In fiscal year 2016, the Company sold equipment that was previously written off for proceeds totaling $32,707 and recorded a gain of $32,707. These gains are included within operating expenses in the accompanying consolidated statements of operations.